SHARE-BASED COMPENSATION (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved		9,330,341
Options vesting period		10 years
Weighted average remaining contractual life of options exercisable		5 years 8 months 1 day
Fair value of shares vested		$ 200	$ 100
Weighted average grant date fair value of options		$ 12.78	$ 16.53
Stock Options [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized compensation expense		$ 4,500
Weighted average period		2 years 6 months 7 days
Stock Options [Member] | Airspan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Weighted average remaining contractual life of options exercisable	5 years 7 months 13 days
Unrecognized compensation expense	$ 4,800
Weighted average period	2 years 5 months 1 day
Restricted Stock Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized compensation expense		$ 1,100
Weighted average period		7 years 6 months 29 days
Restricted Stock Awards [Member] | Airspan [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Unrecognized compensation expense	$ 1,100
Weighted average period	7 years 4 months 20 days
N 2009 Plan [Member] | Employee [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted		156,082	194,905
N 2009 Plan [Member] | Directors [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options granted		22,046	23,577
Common Class B [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved				15,884
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Number of shares reserved				1,230,196